SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - NGSP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates.
Risks and Uncertainties
Risks and Uncertainties
The Plan provides various investment options to its participants. Investment securities are exposed to various risks, including interest rate and credit risk, overall market volatility, market risks including global events such as pandemics or international conflicts, and risks related to U.S. and foreign government instability. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities may occur in the near term, and those changes could materially affect the amounts reported in the financial statements.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Plan and the DC Master Trust measure the fair value of its financial instruments using observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
These two types of inputs create the following fair value hierarchy:
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 - Significant inputs to the valuation model are unobservable.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The investments held by the Plan and the DC Master Trust are stated at fair value with the exception of synthetic GICs in the Stable Value Account of the DC Master Trust, which are stated at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (see Note 4). The synthetic GICs are stated at contract value because contract value is the amount that would be received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value is equal to the value of initial deposited principal, plus accumulated interest and additional deposits, minus withdrawals and expenses (see Note 5). Plan management provides direction and oversight of the valuation process. The fair value of Plan and DC Master Trust investments is determined as follows:
Investments in mutual funds and U.S. equities, which include common stocks, are valued at the last reported sales price on the active market on which the securities are traded on the last business day of the plan year. Investments in CCT funds are valued based on the net asset value (“NAV”) derived by investment managers, as a practical expedient. The short-term investment fund is not an exchange-traded fund, however, the price per unit is published and represents the actual price at which the units held in the fund can be bought or sold. Fixed-income securities are valued based on broker quotes or model-derived valuations.
All securities and cash equivalents are quoted in the local currency and then converted into U.S. dollars. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Broker commissions, transfer taxes, and other charges and expenses incurred in connection with the purchase, sale, or other disposition of securities or other investments are added to the cost of such securities or other investments, or are deducted from the proceeds of the sale or other disposition thereof, as appropriate. Taxes, if any, on fund assets, or on any gain resulting from the sale or other disposition of such assets, or on the earnings of the funds, are apportioned among the participants whose interests in the Plan are affected, and the share of such taxes apportioned to each such person is charged against their account in the Plan.
The Trustee, in performing any required valuations or calculations, relies on the prices provided by pricing sources, the investment managers, Plan management or the participant’s broker as a certification as to the value.
The DC Master Trust allocates investment income, realized gains and losses, and unrealized appreciation and depreciation on the underlying securities to the participating plans daily based upon the market value of each plan’s investment. The realized gain or loss on investments is the difference between the proceeds received and the average cost of investments sold. The unrealized appreciation or depreciation is the aggregate difference between the current fair market value and the cost of investments.
Notes Receivable from Participants	Notes Receivable from Participants Participant loans are measured at their unpaid principal balance plus accrued interest.
Expenses
Expenses
Plan expenses are paid by the Plan or the Plan sponsor as provided in the Plan document. Fees incurred by the Plan for investment management services of $3.5 million are presented as a reduction to investment income in the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025.
Payment of Benefits
Payment of Benefits
Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of participants who have elected to withdraw funds from the Plan but have not yet been paid were $7.3 million and $6.0 million at December 31, 2025 and 2024, respectively. These amounts continued to accrue investment earnings (losses) until paid.